Note 6 - Intangible Assets (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Amortization of Intangible Assets	$ 12,000	$ 17,000
Finite-Lived Intangible Assets, Amortization Expense, Next Twelve Months	0
Finite-Lived Intangible Assets, Amortization Expense, Year Two	0
Finite-Lived Intangible Assets, Amortization Expense, Year Three	0
Finite-Lived Intangible Assets, Amortization Expense, Year Four	0
Finite-Lived Intangible Assets, Amortization Expense, Year Five	0
Other Asset Impairment Charges	$ 88,000	$ 0